CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 10,720,397	$ 87,771	$ 228,971
Accounts Receivable	61,897	0	0
Inventories	1,009,687	1,147,345	3,390,455
Prepaid Expenses	189,596	59,244	64,781
Total Current Assets	11,981,577	1,294,360	3,684,207
Property and Equipment, Net	803,709	860,932	1,081,159
Other Assets
Equity Issuance Costs	0	421,077	426,963
Restricted Cash	426,963	336,963	0
Deposits	12,577	12,577	12,577
Total Other Assets	439,540	770,617	439,540
TOTAL ASSETS	13,224,826	2,925,909	5,204,906
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts Payable	890,762	1,303,414	842,178
Accrued expenses	502,594	526,924	242,398
Accrued Interest	0	10,781	650,301
Current Portion of Leasehold Improvement Loan	10,177	10,576	9,669
Notes Payable - Related Parties	0	450,000	7,115,815
Total Current Liabilities	1,403,533	2,301,695	8,860,361
Deferred Rent Liability	133,142	149,785	171,975
Leasehold Improvement Loan	81,111	88,613	99,262
TOTAL LIABILITIES	1,617,786	2,540,093	9,131,598
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred Stock - $0.001 par value, 8,221,678 and 3,400,000 shares authorized, 3,386,454 and 8,221,678 shares issued and outstanding with a liquidation preference of $21,114,465 and $31,959,545 at December 31, 2010 and 2011, respectively	0	8,222	3,386
Common Stock - $0.001 par value at December 31, 2010 and 2011 and $0.0001 at September 30, 2012; 16,800,000, 6,500,000 and 75,000,000 shares authorized, 351,535, 408,589 and 4,654,303 shares issued and outstanding at December 31, 2010 and 2011 and September 30, 2012 (Unaudited), respectively	465	409	352
Additional paid-in capital	46,464,366	30,185,200	19,974,125
Accumulated Deficit	(34,857,791)	(29,808,015)	(23,904,555)
TOTAL STOCKHOLDERS' EQUITY	11,607,040	385,816	(3,926,692)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 13,224,826	$ 2,925,909	$ 5,204,906